Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 1.00	$ 1.00
Ordinary shares authorized	60,000,000	60,000,000
Ordinary shares issued	13,170,374	11,584,324
Ordinary shares outstanding	13,170,374	11,584,324
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 1.00	$ 1.00
Ordinary shares authorized	40,000,000	40,000,000
Ordinary shares issued	22,437,754	22,437,754
Ordinary shares outstanding	22,437,754	22,437,754